Cost Of Sales	6 Months Ended
Jun. 30, 2011
Cost Of Sales
Cost Of Sales

19.   Cost of Sales:

The following is a reconciliation of current period mining operations costs to cost of sales for the three and six months ended periods of June 30, 2011 and 2010:

	Three months ended		Six months ended
	2011	2010	2011	2010
Mining operation costs (excluding depreciation and amortization)	$ 7,222,600	$ 5,213,200	$ 14,324,500	$ 11,616,100
Increase in gold inventory - cash costs	(63,100)	(351,000)	(1,128,400)	(1,976,100)
Mining related depreciation and amortization	1,682,600	1,276,500	3,082,900	2,352,400

Total cost of sales	$ 8,842,100	$ 6,138,700	$ 16,279,000	$ 11,992,400

Cost of sales includes all mine-site operating costs, including mine-site overhead, production taxes, royalties (if any), mine-site depreciation, amortization and depletion, and corporate office allocations. Costs expensed as incurred include all exploration, holding costs, corporate office costs not allocated to mine-sites, writedowns and impairments, business development costs and any other period costs not incurred directly associated with the mining operation process. All mine site costs including depreciation, amortization and depletion are included in inventory and relieved to cost of sales when gold is sold. There were no lower of cost or market adjustments in cost of sales in the periods presented.